Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.3%
Canada — 11.0%
Boyd Group Services, Inc.	41,284	$7,658,042
CAE, Inc.*	369,358	11,034,665
Constellation Software, Inc.	11,554	18,928,455
		37,621,162
China — 2.5%
Yum China Holdings, Inc.	144,901	8,537,441
France — 8.2%
Air Liquide S.A.	29,605	4,741,541
LVMH Moet Hennessy Louis Vuitton S.E.	9,811	7,027,269
Sartorius Stedim Biotech	14,476	8,089,260
Teleperformance	20,516	8,069,658
		27,927,728
Germany — 1.1%
adidas AG	12,498	3,927,579
Hong Kong — 2.2%
Techtronic Industries Co., Ltd.	386,885	7,645,452
India — 5.7%
Asian Paints Ltd.	121,069	5,277,505
Tata Consultancy Services Ltd.	280,679	14,224,323
		19,501,828
Ireland — 5.1%
Experian PLC	203,621	8,529,712
Flutter Entertainment PLC*	44,619	8,849,368
		17,379,080
Italy — 2.1%
Ferrari N.V.	33,692	7,031,520
Japan — 11.6%
Hoya Corp.	67,656	10,555,609
Keyence Corp.	17,550	10,475,088
Kobe Bussan Co., Ltd.	270,578	8,840,830
Obic Co., Ltd.	50,729	9,646,524
		39,518,051
Luxembourg — 4.4%
Eurofins Scientific S.E.	117,138	15,008,448
Mexico — 2.7%
Wal-Mart de Mexico S.A.B. de C.V.	2,674,285	9,062,628
Netherlands — 6.6%
Adyen N.V.*	1,683	4,704,597
IMCD N.V.	39,989	7,653,098
Wolters Kluwer N.V.	94,517	10,018,472
		22,376,167
Poland — 1.0%
Allegro.eu S.A.*	231,253	3,363,627
South Korea — 4.5%
NAVER Corp.	27,525	8,930,953
	Number of Shares	Value†

South Korea — (continued)
Samsung Electronics Co., Ltd.	105,476	$6,538,943
		15,469,896
Switzerland — 10.1%
Alcon, Inc.	174,753	14,149,881
Lonza Group AG	9,462	7,097,539
Nestle S.A.	109,310	13,170,770
		34,418,190
United Kingdom — 14.2%
Ashtead Group PLC	141,553	10,700,472
Diageo PLC	209,348	10,135,585
Halma PLC	266,170	10,152,664
London Stock Exchange Group PLC	40,325	4,040,897
Rentokil Initial PLC	1,733,064	13,609,404
		48,639,022
United States — 4.3%
Mastercard, Inc., Class A	19,674	6,840,256
Mondelez International, Inc., Class A	136,839	7,961,293
		14,801,549
TOTAL COMMON STOCKS (Cost $278,969,011)		332,229,368

SHORT-TERM INVESTMENTS — 3.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $10,338,665)	10,338,665	10,338,665
TOTAL INVESTMENTS — 100.3% (Cost $289,307,676)		$342,568,033
Other Assets & Liabilities — (0.3)%		(1,031,670)
TOTAL NET ASSETS — 100.0%		$341,536,363

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
S.E.— Societas Europaea.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
International Equity Fund
Country Weightings as of 9/30/2021††
United Kingdom	15%
Japan	12
Canada	11
Switzerland	10
France	8
Netherlands	7
India	6
Other	31
Total	100%
††	% of total investments as of September 30, 2021.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Aerospace & Defense	3.3%	$11,034,665
Apparel	3.3	10,954,848
Auto Manufacturers	2.1	7,031,520
Beverages	3.0	10,135,585
Chemicals	5.3	17,672,144
Commercial Services	13.6	45,202,227
Computers	9.6	31,940,505
Diversified Financial Services	3.3	10,881,153
Electronics	6.2	20,708,273
Entertainment	2.7	8,849,368
Food	9.0	29,972,893
Hand & Machine Tools	2.3	7,645,452
Healthcare Products	6.7	22,239,141
Healthcare Services	6.7	22,105,987
Internet	3.7	12,294,580
Machinery — Diversified	3.2	10,475,088
Media	3.0	10,018,472
Retail	5.3	17,600,069
Semiconductors	2.0	6,538,943
Software	5.7	18,928,455
	100.0%	$332,229,368
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